Consolidated Balance Sheets (USD $)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Current Assets
Cash	$ 169,657	$ 950,841	$ 127,081
Accounts receivable, net	171,849	313,679	76,460
Inventory	329,409	184,070	52,360
Prepaid expenses and other current assets	265,784	881,005	645,302
Total current assets	936,699	2,329,595	901,203
Fixed assets, net	941,315	671,291	773,188
Intangible and Other assets:
Trademarks	251,157	130,000	130,000
Intangible Assets, net of accumulated amortization	535,967	379,579	333,072
Security deposits	56,269	56,269	12,299
Total intangible and other assets	847,232	570,754	479,303
TOTAL ASSETS	2,725,246	3,571,640	2,153,694
Current Liabilities
Accounts payable	157,336	176,181	114,447
Accrued interest	120,441	56,993	36,992
Accrued liabilities	980,807	754,895	406,998
Other current liabilities	287,334	72,122	90,881
Notes payable - current	1,625,175	1,636,125	1,415,662
TOTAL LIABILITIES	3,171,093	2,696,316	2,064,980
STOCKHOLDERS' EQUITY
Preferred stock, $0.0001 par value, 10,000,000 shares authorized Series C Convertible Preferred Stock 44.8 and 62.8 and 0 shares issued and outstanding as at June 30, 2012, at December 31, 2011 and December 31, 2010, respectively	1	1
Common Stock, $0.0001 par value, 1,500,000,000 shares authorized, 870,083,225, 807,205,445 and 724,488,929 shares issued and outstanding at June 30, 2012, December 31, 2011 and December 31, 2010, respectively	87,008	80,721	72,449
Additional Paid-in Capital	12,672,208	12,432,114	6,902,427
Treasury Stock, 10,333,333 shares, at cost	(1,033)
Accumulated Deficit	(13,242,868)	(11,661,704)	(6,883,163)
Accumulated Other Comprehensive Loss	38,837	24,192	(2,999)
Total stockholders' equity	(445,847)	875,324	88,714
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	2,725,246	3,571,640	2,153,694
Patents
Intangible and Other assets:
Intangible Assets, net of accumulated amortization	535,967	379,579	333,072
Website
Intangible and Other assets:
Intangible Assets, net of accumulated amortization	$ 3,839	$ 4,906	$ 3,932